EARNINGS PER SHARE OF COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE OF COMMON STOCK
Computation of basic and diluted earnings per share

($ in millions except per share amounts)

For the year ended December 31:	2017	2016	2015
Weighted-average number of shares on which earnings per share calculations are based
Basic	932,828,295	955,422,530	978,744,523
Add—incremental shares under stock-based compensation plans	3,094,373	2,416,940	3,037,001
Add—incremental shares associated with contingently issuable shares	1,462,957	874,626	918,744

Assuming dilution	937,385,625	958,714,097	982,700,267

Income from continuing operations	$5,758	$11,881	$13,364
Loss from discontinued operations, net of tax	(5)	(9)	(174)

Net income on which basic earnings per share is calculated	$5,753	$11,872	$13,190

Income from continuing operations	$5,758	$11,881	$13,364
Net income applicable to contingently issuable shares	(2)	0	(1)
Income from continuing operations on which diluted earnings per share is calculated	$5,756	$11,881	$13,363
Loss from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(5)	(9)	(174)

Net income on which diluted earnings per share is calculated	$5,752	$11,872	$13,189

Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$6.14	$12.39	$13.60
Discontinued operations	0.00	(0.01)	(0.18)

Total	$6.14	$12.38	$13.42

Basic
Continuing operations	$6.17	$12.44	$13.66
Discontinued operations	0.00	(0.01)	(0.18)

Total	$6.17	$12.43	$13.48